Subsequent Events (Details Narrative) (10-K 2018) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Lease termination description	The lease for the office in Shenzhen, PRC three months early of the one year term
Security deposit forfeiture amount	$ 27,260
Impairment loss of leasehold improvements and equipment	$ 55,919		$ 55,919